Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000256525 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000256524 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000256526 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000256523 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000256532 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.80%	[5]
C000256532 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%	[5]
C000256532 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[5]
C000256532 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[5]
C000256532 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
C000256532 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000256532 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[5]
C000256533 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.80%	[6]
C000256533 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%	[6]
C000256533 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[6]
C000256533 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[6]
C000256533 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[6]
C000256533 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[6]
C000256533 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[6]
C000256534 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.80%	[7]
C000256534 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%	[7]
C000256534 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[7]
C000256534 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[7]
C000256534 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[7]
C000256534 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[7]
C000256534 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[7]
C000256531 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.80%	[8]
C000256531 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%	[8]
C000256531 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[8]
C000256531 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[8]
C000256531 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[8]
C000256531 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[8]
C000256531 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[8]
C000256625 [Member] | Other individually less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[9]
C000256625 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	53.50%	[9]
C000256625 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%	[9]
C000256625 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.20%	[9]
C000256625 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.90%	[9]
C000256625 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%	[9]
C000256625 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.50%	[9]
C000256625 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%	[9]
C000256625 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%	[9]
C000256625 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%	[9]
C000256625 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.40%	[9]
C000256625 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.30%	[9]
C000256626 [Member] | Other individually less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[10]
C000256626 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	53.50%	[10]
C000256626 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%	[10]
C000256626 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.20%	[10]
C000256626 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.90%	[10]
C000256626 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%	[10]
C000256626 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.50%	[10]
C000256626 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%	[10]
C000256626 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%	[10]
C000256626 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%	[10]
C000256626 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.40%	[10]
C000256626 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.30%	[10]
C000256627 [Member] | Other individually less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[11]
C000256627 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	53.50%	[11]
C000256627 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%	[11]
C000256627 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.20%	[11]
C000256627 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.90%	[11]
C000256627 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%	[11]
C000256627 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.50%	[11]
C000256627 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%	[11]
C000256627 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%	[11]
C000256627 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%	[11]
C000256627 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.40%	[11]
C000256627 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.30%	[11]
C000256624 [Member] | Other individually less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[12]
C000256624 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	53.50%	[12]
C000256624 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.60%	[12]
C000256624 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.20%	[12]
C000256624 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.90%	[12]
C000256624 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%	[12]
C000256624 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.50%	[12]
C000256624 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%	[12]
C000256624 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%	[12]
C000256624 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%	[12]
C000256624 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.40%	[12]
C000256624 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.30%	[12]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short‑ term investments, TBA sales commitments and all derivative contracts except for options purchased.
[6]	As a percentage of total investments excluding short‑ term investments, TBA sales commitments and all derivative contracts except for options purchased.
[7]	As a percentage of total investments excluding short‑ term investments, TBA sales commitments and all derivative contracts except for options purchased.
[8]	As a percentage of total investments excluding short‑ term investments, TBA sales commitments and all derivative contracts except for options purchased.
[9]	As a percentage of total investments excluding short-term investments and all derivative contracts.
[10]	As a percentage of total investments excluding short-term investments and all derivative contracts.
[11]	As a percentage of total investments excluding short-term investments and all derivative contracts.
[12]	As a percentage of total investments excluding short-term investments and all derivative contracts.